FAIR VALUES AND MEASUREMENTS OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
NOTE 18 FAIR VALUES AND MEASUREMENTS OF FINANCIAL INSTRUMENTS

The Corporation groups its assets and liabilities measured at fair value into a three-level hierarchy for valuation techniques used to measure assets and liabilities at fair value. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical assets or liabilities.

•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities in active markets, and other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.

•	Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

In instances where inputs used to measure fair value fall into different levels in the above fair value hierarchy, fair value measurements in their entirety are categorized based on the lowest level input that is significant to the valuation. The Corporation’s assessment of the significance of particular inputs to these fair value measurements requires significant management judgment or estimation and considers factors specific to each asset or liability.

State and political subdivisions

The Corporation obtains fair value measurements from a third party vendor that utilizes market valuation models maintained by a team of experienced evaluators and methodologists. Evaluators build internal yield curves, which are adjusted throughout the day based on trades and other pertinent market information. The criteria used to generate these curves and to arrive at the current day’s evaluations are based primarily on factors such as:

•	Established trading spreads between similar issuers or credits.
•	Historical trading spreads over widely accepted market benchmarks.
•	New issue scales.
•
Market information from third party sources, such as reportable trades, broker-dealers, trustees/paying agents, issuers or from information prepared by an internal credit analysis department or by internally reviewing market sector correlations.

Evaluators apply this information to bond sectors and individual bond evaluations are then extrapolated. Within a given sector, evaluators have the ability to make daily spread adjustments for various attributes that include, but are not limited to, discounts, premiums, credit, alternative minimum tax (“AMT”), use of proceeds and callability. Analysts evaluate municipal securities backed by insurance, letters of credit, etc. When a municipal bond obtains insurance or other credit enhancements, a public rating is usually applied to the bond that is equal to the higher of (i) the published underlying rating or (ii) the rating of the bond insurer, guarantor or other credit enhancing entity’s rating. Certain insured bonds with no published underlying ratings may receive an internal credit assessment. Evaluators may use internal credit ratings as an input in the evaluation process. The weight placed on internal credit ratings in the evaluation process may vary from one municipal security to another depending on the availability of other market data.

Multiple quality control evaluation processes review available market, credit and deal level information to support the evaluation of securities, such as:

•	Explanations required for all high yield municipal security evaluations adjusted on a per security basis.
•	Explanations required for all high grade municipal security evaluation adjustments that break an internal tolerance level.
•	Daily review of market information and data changes (including ratings) that may have an impact on evaluations.
•	Review of unchanged evaluations and other applicable data.
•	Daily review of category adjustments to confirm directional moves are tracking daily market movements.
•	Daily reviews by managers of tolerance reports and of evaluator checklists to confirm processes are being followed.
•	Monthly management reviews of evaluator work samples (tolerance reports, client challenges and other evaluation-related matters).

U.S. Government and federal agencies and mortgage-backed securities

For agency/CMOs, depending upon the characteristics of a given tranche, a volatility-driven, multi-dimensional spread table based, single cash flow stream model or an option-adjusted spread (“OAS”) model is used. If call information is available, the pricing model computes both a yield to call and a yield to maturity to derive an evaluated price for the bond by assuming the most probable scenario. Alternatively, the evaluator may utilize market conventions if different from model-generated assumptions.

A team of experienced fixed income evaluators and methodologists closely monitor the structured product markets, interest rate movements, new issue information and other pertinent data. Evaluations of tranches (volatile and non-volatile) are based on the interactive data model’s interpretation of accepted market modeling, trading and pricing conventions. The interactive data model determines tranche evaluations in four steps:

1.	Cash flows are generated with the deal files to determine principal and interest payments along with an average life.

2.	Spreads/yields are determined for non-volatile fixed and floating-rate issues.

•
For agency/GSE CMOs, the model takes the average life for each tranche and matches it to the yield of the nearest point on either the swap curve or the “I” Treasury curve. It then uses that benchmark yield as the base yield.

•
Floating-rate issues are evaluated by a discount margin (DM) calculation. The DM measures the difference between the yield of the issue (at an assumed speed and current index) and the current value of the index over which the security resets.

3.
Spreads are based on tranche characteristics such as average life, tranche type, tranche volatility, underlying collateral and the performance of the collateral and prevailing market conditions. Floating-rate issues take life caps into account.

4.	The appropriate tranche spread or DM is applied to the corresponding benchmark. This value is then used to discount the cash flows to generate an evaluated price.

The following table presents information about the Corporation’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2014 and 2013, and the valuation techniques used by the Corporation to determine those fair values.

	Quoted Prices in	Significant	Significant
(Dollars in thousands)	Active Markets	Observable	Unobservable
	For Identical	Inputs	Inputs
	Assets (Level 1)	(Level 2)	(Level 3)	Balance
December 31, 2014
Assets
U.S. Government Agency securities	$0	$1,965	$0	$1,965
State and political subdivisions	0	6,596	0	6,596
Mortgage-backed securities	0	2,466	0	2,466
Total Assets	$0	$11,027	$0	$11,027

Liabilities	$0	$0	$0	$0

December 31, 2013
Assets
U.S. Government Agency securities	$0	$1,940	$0	$1,940
State and political subdivisions	0	8,819	0	8,819
Mortgage-backed securities	0	3,182	0	3,182
Total Assets	$0	$13,941	$0	$13,941

Liabilities	$0	$0	$0	$0

Securities characterized as having Level 2 inputs generally consist of obligations of U.S. Government and federal agencies, government-sponsored organizations and obligations of state and political subdivisions. There were no transfers in or out of Levels 1 and 2 for the year ended December 31, 2014.

The Corporation also has assets that, under certain conditions, are subject to measurement at fair value on a non-recurring basis. These assets consist primarily of impaired loans and other real estate owned (“OREO”).

The following table presents financial assets and liabilities measured on a nonrecurring basis.

Fair Value Measurements at Reporting Date

	Balance at
(In thousands)	December 31,	Level 1	Level 2	Level 3
2014
Impaired loans	$5,526	$0	$0	$5,526
Real estate acquired through foreclosure	2,220	0	0	2,220

2013
Impaired loans	$10,400	$0	$0	$10,400
Real estate acquired through foreclosure	20	0	0	20

Loans considered impaired under ASC 310-10-35, receivables, are loans for which, based on current information and events, it is probable that the Corporation will be unable to collect all principal and interest payments due in accordance with the contractual terms of the loan agreement. Impaired loans can be measured based on the present value of expected payments using the loan’s original effective rate as the discount rate, the loan’s observable market price or the fair value of the collateral less selling costs if the loan is collateral dependent.

The fair value of impaired loans were primarily measured based on the value of the collateral securing these loans. Impaired loans are classified within level 3 of the fair value hierarchy. Collateral may be real estate and/or business assets including equipment, inventory and/or accounts receivable. The Corporation determines the value of the collateral based on independent appraisals performed by qualified licensed appraisers. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Appraised values are discounted for costs to sell and may be discounted further based on management’s historical knowledge, changes in market conditions from the date of the most recent appraisal and/or management’s expertise and knowledge of the customer and the customer’s business. Such discounts by management are subjective and are typically significant unobservable inputs for determining fair value. Impaired loans are subject to nonrecurring fair value adjustments to reflect (1) partial write downs that are based on the observable market price or current appraised value of the collateral, or (2) the full charge-off of the loan carrying value.

Included in the impaired balance at December 31, 2014 were troubled debt restructured loans with a balance of $4,557,000 having specified reserves of $263,000.

Other real estate owned, consisting of properties obtained through foreclosure or in satisfaction of loans, are initially recorded at the lower of the loan’s carrying amount or the fair value less costs to sell upon transfer of the loans to OREO. Subsequently, other real estate owned is carried at the lower of carrying value or fair value less costs to sell. Fair values are generally based on third party appraisals of the property and are classified within level 3 of the fair value hierarchy. Appraisals are sometimes further discounted based on management’s expertise and knowledge of the customer and the customer’s business. Such discounts are typically significant unobservable inputs for determining fair value. In cases where the carrying amount exceeds the fair value, less costs to sell, a loss is recognized in noninterest expense. Additionally, any operating costs incurred after acquisition are also expensed.

The tables below present the estimated fair values of the Corporation’s financial instruments for the periods indicated.

			Quoted Prices	Significant
			In Active	Other	Significant
(Dollar amounts in thousands)			Markets for	Observable	Unobservable
	Carrying	Estimated	Identical Assets	Inputs	Inputs
December 31, 2014	Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
Financial Assets:
Cash equivalents and federal funds sold	$27,151	$27,151	$27,151	$0	$0
Securities available for sale	11,027	11,027	0	11,027	0
Other investment securities	2,209	2,209	0	0	2,209
Loans, net of allowance for loan loss	275,025	291,274	0	0	291,274
Accrued interest receivable	1,334	1,334	0	0	1,334

Financial Liabilities:
Noninterest-bearing deposits	$(50,350)	$(50,350)	$(50,350)	$0	$0
Interest-bearing deposits	(142,022)	(142,022)	0	(142,022)	0
Time deposits	(106,399)	(106,283)	0	(106,283)	0
FHLB advances	(1,692)	(1,374)	0	(1,374)	0
Accrued interest payable	(51)	(51)	0	0	(51)

			Quoted Prices	Significant
			In Active	Other	Significant
(Dollar amounts in thousands)			Markets for	Observable	Unobservable
	Carrying	Estimated	Identical Assets	Inputs	Inputs
December 31, 2013	Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
Financial Assets:
Cash equivalents and federal funds sold	$18,119	$18,119	$18,119	$0	$0
Securities available for sale	13,941	13,941	0	13,941	0
Other investment securities	2,259	2,259	0	0	2,259
Loans, net of allowance for loan loss	265,625	268,060	0	0	268,060
Accrued interest receivable	1,198	1,198	0	0	1,198

Financial Liabilities:
Noninterest-bearing deposits	$(48,935)	$(48,935)	$(48,935)	$0	$0
Interest-bearing deposits	(144,733)	(144,733)	0	(144,733)	0
Time deposits	(87,640)	(85,771)	0	(85,771)	0
Federal funds purchased	(1,757)	(1,757)	0	(1,757)	0
FHLB advances	(1,808)	(1,477)	0	(1,477)	0
Accrued interest payable	(56)	(56)	0	0	(56)

The following describes the valuation methodologies used by management to measure financial assets and liabilities at fair value. Where appropriate, the description includes information about the valuation models and key inputs to those models.

•	Cash equivalents and federal funds sold- The carrying value of cash, amounts due from banks and federal funds sold assumed to approximate fair value.

•
Investment securities– Fair value is based on quoted market prices in active markets for identical assets or similar assets in active markets. If quoted market prices are not available, with the assistance of an independent pricing service, management’s fair value measurements consider observable data which may include market maker bids, quotes and pricing models. Inputs to the pricing models include recent trades, benchmark interest rates, spreads and actual and projected cash flows.

•	Other investment securities– principally consists of investments in Federal Home Loan Bank stock, which has limited marketability and is carried at cost.

•
Loans – The loan portfolio includes adjustable and fixed-rate loans, the fair value of which is estimated using discounted cash flow analyses. To calculate discounted cash flows, the loans are aggregated into pools of similar types and expected repayment terms. The expected cash flows were based on historical prepayment experiences and estimated credit losses for non-performing loans and were discounted using current rates at which similar loans would be made to borrowers with similar credit ratings and similar remaining maturities. Fair values for impaired loans are estimated using discounted cash flow analyses or underlying collateral values, where applicable.

•	Accrued interest receivable – The carrying value of accrued interest receivable approximates fair value due to the short-term duration.

•
Noninterest-bearing deposits – The fair value of noninterest-bearing demand deposits, which have no stated maturity, were considered equal to their carrying amount, representing the amount payable on demand.

•
Interest-bearing deposits – The fair value of demand, money market and savings deposits, which have no stated maturity, were considered equal to their carrying amount, representing the amount payable on demand.

•
Time deposits – The fair value for fixed-rate time deposits is estimated using a discounted cash flow calculation that applies interest rates currently being offered for time deposits with similar terms and similar remaining maturities.

•	Federal funds purchased – The carrying value of federal funds borrowed is assumed to approximate fair value.

•
FHLB advances– The fair value of long-term debt was estimated using a discounted cash flow calculation which utilizes the interest rates currently offered for borrowings of similar remaining maturities.

•	Accrued interest payable – The carrying value of accrued interest payable approximates fair value due to the short-term duration.

•	Other financial instruments – The fair value of other financial instruments, including loan commitments and unused letters of credit, is based on discounted cash flow analysis and is not material.